SunAmerica Style Select Series, Inc.
Supplement to the Prospectus dated June 20, 2002
	Under the section entitled "Focused Multi-Cap Value Portfolio" on page 39 of the Prospectus the following passage should be added in its entirety:
Scott A. Moore, Portfolio Manager
(American Century)



Mr. Moore has been a  part of the
 American Century management team
since October 1996 and Portfolio
Manager since February 1999. He joined

American Century in August 1993  as an
 Investment Analyst.


NYDOCS01/819571.1	1	4:48 PM 7/11/02